Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2024	2023
Sales and other taxes payable	$13,417	13,874
Accrued personnel	7,031	11,931
Allowance for sales returns	7,268	5,839
Accrued freight expense	1,287	1,704
Accrued advertising expense	1,473	1,447
Accrued legal expense	1,938	484
Accrued inventory	12,228	2,338
Accrued professional expense	543	2,552
Accrued health expense	414	767
Customer deposit	667	669
Other	2,363	1,409
Total accrued liabilities	$48,629	$43,014